The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                              European Equity Fund
                            Pacific Basin Equity Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 1999

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1999
                                   (unaudited)


 Shares                                                                 Value
 ------                                                               ----------
            COMMON STOCKS & RIGHTS (98.7%)

            FINLAND (3.6%)
            MULTI-INDUSTRY
   68,100   Nokia AB ..........................................      $ 5,248,085
                                                                     -----------
            TOTAL FINLAND .....................................        5,248,085
                                                                     -----------
            FRANCE (16.6%)
            BANKING
   47,700   Banque National de Paris CI* ......................       3,953,118
                                                                     -----------
            CAPITAL EQUIPMENT
   26,900   Alcatel Alsthom SA* ...............................        3,302,074
                                                                     -----------
            ENERGY
   35,850   Elf Aquitaine SA* .................................        5,567,176
   25,000   Total SA* .........................................        3,422,736
                                                                     -----------
                                                                       8,989,912
                                                                     -----------
            MEDIA
   11,350   Canal Plus* .......................................        3,155,805
                                                                     -----------
            SERVICES
   17,400   Accor SA* .........................................        4,586,150
                                                                     -----------
            TOTAL FRANCE ......................................       23,987,059
                                                                     -----------
            GERMANY (7.8%)
            BANKING
   40,290   Deutsche Pfandbrief-und
            Hypothekenbank AG* ................................        3,362,427
                                                                     -----------
            CAPITAL EQUIPMENT
  101,900   SAP AG ADR* .......................................        3,197,113
                                                                     -----------
            INSURANCE
   14,894   Allianz AG Registered* ............................        4,743,808
                                                                     -----------
            TOTAL GERMANY .....................................       11,303,348
                                                                     -----------
            IRELAND (3.0%)
            BANKING
   92,800   Allied Irish Banks, Plc ...........................        1,499,919
                                                                     -----------
            CONSUMER NON-DURABLES
1,950,000   Waterford Wedgewood, Plc ..........................        1,895,182
                                                                     -----------
            PHARMACEUTICALS
   17,800   Elan Corp., Plc. ADR* .............................          916,700
                                                                     -----------
            TOTAL IRELAND .....................................        4,311,801
                                                                     -----------

            ITALY (10.4%)
            INSURANCE
  132,800   Assiurazioni Generali*.............................        5,166,878
                                                                     -----------
            TELECOMMUNICATIONS
  723,200   Telecom Italia Mobile SpA*.........................        4,353,207
  529,000   Telecom Italia SpA*................................        5,596,739
                                                                     -----------
                                                                       9,949,946
                                                                     -----------
            TOTAL ITALY .......................................       15,116,824
                                                                     -----------
            NETHERLANDS (6.9%)
            CONSUMER GOODS
   64,562   Heineken NV........................................        3,239,657
                                                                     -----------
            FINANCE
   86,100   Fortis Amev N.V.*..................................        3,065,219
                                                                     -----------
            SERVICES
  100,400   Ahold (Kon)NV*.....................................        3,728,100
                                                                     -----------
            TOTAL NETHERLANDS .................................       10,032,976
                                                                     -----------
            SPAIN (10.1%)
            FINANCE
  252,900   Banco Bilbao Vizcaya, SA...........................        3,783,037
  240,029   Banco Santander SA.................................        5,213,331
                                                                     -----------
                                                                       8,996,368
                                                                     -----------
            UTILITIES
  127,693   Telefonica de Espana SA
              (Rights)*........................................          118,708
  117,693   Telefonica de Espana SA*...........................        5,514,076
                                                                     -----------
                                                                       5,632,784
                                                                     -----------
            TOTAL SPAIN........................................       14,629,152
                                                                     -----------
            SWEDEN (8.0%)
            CAPITAL EQUIPMENT
  140,600   Atlas Copco........................................        3,782,885
  171,600   Ericsson (LM) Telephone Co.
              Class 'B'........................................        4,505,085
                                                                     -----------
                                                                       8,287,970
                                                                     -----------
            CONSUMER DURABLES
  166,000   Electrolux AB......................................        3,364,466
                                                                     -----------
            TOTAL SWEDEN ......................................       11,652,436
                                                                     -----------

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1999 (continued)
                                   (unaudited)

 Shares                                                                 Value
 ------                                                               ----------
            SWITZERLAND (6.3%)
            BANKING
   14,900   Union Bank of Switzerland AG. .....................     $  5,058,793
                                                                    ------------
            PHARMACEUTICALS
    2,780   Novartis AG Bearer.................................        4,065,137
                                                                    ------------
            TOTAL SWITZERLAND .................................        9,123,930
                                                                    ------------
            UNITED KINGDOM (26.0%)
            BANKING
  136,500   Barclays, Plc.*....................................        4,343,441
                                                                    ------------
            ENERGY
  272,800   British Petroleum Co., Plc.........................        5,178,469
                                                                    ------------
            FOOD & BEVERAGES
  331,806   Diageo, Plc.*......................................        3,816,500
                                                                    ------------
            INSURANCE
  187,100   Prudential Corp.*..................................        2,660,732
                                                                    ------------
            PHARMACEUTICALS
  125,700   Glaxo Wellcome, Plc.*..............................        3,718,708
                                                                    ------------
            REAL ESTATE
  344,800   British Land Co., Plc.
               (The)*..........................................        3,161,674
  191,600   Land Securities, Plc...............................        2,513,590
                                                                    ------------
                                                                       5,675,264
                                                                    ------------
            SERVICES
  220,000   BAA, Plc.*.........................................        2,300,441
  154,110   Granada Group, Plc.*...............................        3,287,376
  121,100   Railtrack Group, Plc.*.............................        2,522,835
                                                                    ------------
                                                                       8,110,652
                                                                    ------------
            TELECOMMUNICATIONS
  253,400   British Telecom, Plc.*.............................        4,231,350
                                                                    ------------
            TOTAL UNITED KINGDOM ..............................       37,735,116
                                                                    ------------
            TOTAL COMMON STOCKS
               AND RIGHTS (identified
               cost $107,743,037) .............................      143,140,727
                                                                    ------------
 Principal
   Amount
 ---------
            TIME DEPOSIT (0.5%)
 $744,000   State Street Bank (Cayman)
            4.50%, 5/3/99 (identified cost
              $744,000)........................................          744,000
                                                                    ------------

TOTAL INVESTMENTS (identified cost $108,487,037) (a)  ...    99.2%  $143,884,727
CASH AND OTHER ASSETS LESS LIABILITIES ..................     0.8      1,068,530
                                                            -----   ------------
NET ASSETS  .............................................   100.0%  $144,953,257
                                                            =====   ============
-----------
* non-income producing security

(a) The aggregate cost for federal income tax purposes is $108,487,037, the aggregate gross unrealized appreciation is $37,179,713, and the aggregate gross unrealized depreciation is $1,782,023, resulting in net unrealized appreciation of $35,397,690.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified cost
        $108,487,037) (Note 1) .................................  $ 143,884,727
      Cash (including $111,543 in foreign currency) ............        111,913
      Receivables for:
        Capital stock sold .....................................        462,579
        Dividends ..............................................        387,264
        Foreign tax reclaim ....................................        282,192
                                                                  -------------
            Total Assets .......................................  $ 145,128,675
                                                                  -------------
LIABILITIES:
      Payables for:
        Capital stock redeemed .................................          8,000
        Investment advisory fee (Note 2) .......................         77,444
        Shareholder servicing/eligible institution fees (Note 2)         29,786
        Foreign withholding taxes ..............................         22,531
        Administrative fee (Note 2) ............................         17,872
        Accrued expenses and other liabilities .................         19,785
                                                                  -------------
            Total Liabilities ..................................        175,418
                                                                  -------------
NET ASSETS .....................................................  $ 144,953,257
                                                                  =============
Net Assets Consist of:
      Paid-in capital ..........................................  $  98,937,650
      Distribution in excess of net investment income ..........       (327,099)
      Accumulated net realized gain ............................     10,958,509
      Net unrealized appreciation ..............................     35,384,197
                                                                  -------------
Net Assets .....................................................  $ 144,953,257
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($144,953,257 / 3,815,150 shares) ........................         $37.99
                                                                         ======

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                             STATEMENT OF OPERATIONS
                                 April 30, 1999
                                   (unaudited)

INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes
            of $111,510) .........................................   $ 1,011,241
         Interest ................................................        33,926
                                                                     -----------
             Total Income ........................................     1,045,167
                                                                     -----------
      Expenses:
         Investment advisory fee (Note 2) ........................       505,077
         Shareholder servicing/eligible institution fees (Note 2)        194,260
         Administrative fee (Note 2) .............................       116,556
         Custodian fee (Note 2) ..................................       150,919
         Directors' fees and expenses (Note 2) ...................         4,277
         Miscellaneous expenses ..................................        26,388
                                                                     -----------
             Total Expenses ......................................       997,477
                                                                     -----------
      Net Investment Income ......................................        47,690
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments and foreign exchange
         transactions ............................................    12,233,658
      Net change in unrealized appreciation on investments and
         foreign exchange  translations ..........................     4,806,865
                                                                     -----------
             Net Realized and Unrealized Gain ....................    17,040,523
                                                                     -----------
      Net Increase in Net Assets Resulting from Operations .......   $17,088,213
                                                                     ===========

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                            For the
                                                                       six months ended      For the
                                                                        April 30, 1999      year ended
                                                                          (unaudited)    October 31, 1998
                                                                          ----------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income .......................................   $      47,690    $     961,898
         Net realized gain on investments and foreign exchange
            transactions .............................................      12,233,658       18,182,740
         Net change in unrealized appreciation on investments
            and foreign currency translations ........................       4,806,865        8,405,926
                                                                         -------------    -------------
            Net increase in net assets resulting from operations .....      17,088,213       27,550,564
                                                                         -------------    -------------
      Dividends and distributions declared (Note 1):
         From net investment income ..................................      (2,480,869)      (1,180,532)
         From net realized gains .....................................     (17,676,237)     (19,684,595)
                                                                         -------------    -------------
            Total dividends and distributions declared ...............     (20,157,106)     (20,865,127)
                                                                         -------------    -------------

      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock ....................      51,023,387      150,544,385
         Net asset value of capital stock issued to shareholders in
            reinvestment of distributions ............................      13,820,724        1,850,819
         Net cost of capital stock redeemed ..........................     (72,378,712)    (157,702,565)
                                                                         -------------    -------------
            Net decrease in net assets resulting from capital
               stock transactions ....................................      (7,534,601)      (5,307,361)
                                                                         -------------    -------------

               Total increase (decrease) in net assets ...............     (10,603,494)       1,378,076

NET ASSETS:
      Beginning of year ..............................................     155,556,751      154,178,675
                                                                         -------------    -------------
      End of year (including distributions in excess of net investment income and undistributed net investment income of
         $327,099 and $2,106,080, respectively) ......................   $ 144,953,257    $ 155,556,751
                                                                         =============    =============

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period


                                             For the six
                                            months ended
                                               April 30,             For the years ended October 31,
                                                 1999       --------------------------------------------------
                                             (unaudited)     1998       1997        1996      1995      1994
                                               ---------     ----       ----        ----      ----      ----
Net asset value, beginning of period..........   $39.05     $38.02      $35.02    $31.95     $31.82     $31.17

Income from investment operations:
  Net investment income.......................     0.01(1)    0.42        0.39      0.38(1)    0.45       0.39
  Net realized and unrealized gain............     4.30       6.06        5.29      4.08       2.09       1.80

Less dividends and distributions (Note 1):
  From net investment income..................    (1.78)     (0.31)      (0.41)       --         --      (0.25)
  From net realized gains.....................    (3.59)     (5.14)      (2.27)    (1.39)     (2.41)     (1.29)
                                                 ------     ------      ------    ------     ------     ------
Net asset value, end of period................   $37.99     $39.05      $38.02    $35.02     $31.95     $31.82
                                                 ======     ======      ======    ======     ======     ======
Total return..................................    12.08%     19.34%      17.28%    14.63%      9.42%      7.35%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)... $144,953   $155,557    $154,179  $146,350   $116,955    $110,632
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.28%(3)   1.18%       1.32%     1.23%      1.24%      1.37%
    Expenses paid by commissions2 ............       --       0.01%       0.01%     0.01%      0.05%       n/a
    Expense offset arrangement................       --       0.02%       0.03%     0.09%      0.14%       n/a
                                                 ------     ------      ------    ------     ------     ------
        Total expenses........................     1.28%(3)   1.21%       1.36%     1.33%      1.43%      1.37%
  Ratio of net investment income to
    average net assets........................     0.06%(3)   0.60%       1.02%     1.16%      1.55%      1.30%
  Portfolio turnover rate.....................       24%        56%         82%       42%        72%       124%

---------------
1  Calculated using average shares outstanding for the year.

2 A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

3  Annualized.

                       See Notes to Financial Statements.

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 1999
                                   (unaudited)
   Shares                                                               Value
   -------                                                           -----------
            COMMON STOCKS & WARRANTS (95.6%)

            AUSTRALIA (5.5%)
            CONSUMER GOODS
   310,000  Coca-Cola Amatil, Ltd.*..............................    $ 1,471,282
                                                                     -----------
            SERVICES
 1,045,000  Pasminco Ltd.........................................      1,168,683
                                                                     -----------
            TOTAL AUSTRALIA .....................................      2,639,965
                                                                     -----------
            INDIA (1.5%)
            CONSUMER DURABLES
    11,700  Bajaj Auto, Ltd.*....................................        142,183
                                                                     -----------
            FINANCE
   361,050  Industrial Credit & Investment
              Corp. of India, Ltd.*..............................        413,448
                                                                     -----------
            MATERIALS
   244,000  Indo Gulf Fertilisers and
              Chemicals Corp., Ltd. GDR+. .......................        134,200
     6,574  Reliance Industries, Ltd. GDR .......................         19,819
                                                                     -----------
                                                                         154,019
                                                                     -----------
            TOTAL INDIA .........................................        709,650
                                                                     -----------
            JAPAN (73.3%)
            CAPITAL GOODS/DURABLES
    97,000  Matsushita Electric Works............................      1,025,883
       210  Matsushita Electric Works
              (Warrants)*........................................         65,625
                                                                     -----------
                                                                       1,091,508
                                                                     -----------
            CHEMICALS
    38,000  Shin-Etsu Chemical Co.*..............................      1,209,178
                                                                     -----------
            COMPUTER SOFTWARE
    30,900  Meitec Corp..........................................      1,003,952
                                                                     -----------
            CONSUMER DURABLES
    48,000  Makita Corp..........................................        515,291
                                                                     -----------
            CONSUMER ELECTRONICS
    28,000  Canon, Inc...........................................        684,642
     6,700  Sony Corp............................................        625,565
        60  Sony Corp. (Warrants)*...............................        144,000
                                                                     -----------
                                                                       1,454,207
                                                                     -----------
            CONSUMER GOODS
    23,000  Honda Motor Co., Ltd.................................      1,013,063
    80,000  Kirin Brewery Co., Ltd...............................        904,371
    36,000  Shimano, Inc.........................................        916,429
    78,000  Suzuki Motor Corp....................................      1,110,367
                                                                     -----------
                                                                       3,944,230
                                                                     -----------
            CONSUMER NON-DURABLES
    14,500  Nintendo Co., Ltd....................................      1,351,407
   100,000  Nintendo Co., Ltd. (Warrants)*.......................        197,288
    22,000  Sega Enterprises.....................................        391,475
    75,000  Shiseido Co..........................................      1,180,707
                                                                     -----------
                                                                       3,120,877
                                                                     -----------
            ELECTRIC COMPONENTS
    73,000  Minebea Co., Ltd.....................................        706,038
    10,000  Rohm Co., Ltd........................................      1,205,828
    12,000  TDK Corp.............................................        907,386
                                                                     -----------
                                                                       2,819,252
                                                                     -----------
            ELECTRONIC TECHNOLOGY
    10,000  Tokyo Electron, Ltd..................................        569,419
                                                                     -----------
            FINANCE
    26,000  Jafco, Ltd...........................................      1,301,960
    14,100  Orix Corp............................................      1,134,659
                                                                     -----------
                                                                       2,436,619
                                                                     -----------
            MATERIALS
    35,000  Bridgestone Corp.....................................        937,866
    58,000  Kurita Water Industries, Ltd.........................        932,507
   443,000  Mitsubishi Materials*................................      1,064,654
   193,000  Sumitomo Metal & Mining..............................        875,950
   188,200  Tokyo Steel Manufacturing
              Co., Ltd...........................................      1,005,456
                                                                     -----------
                                                                       4,816,433
                                                                     -----------

                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                            PORTFOLIO OF INVESTMENTS
                           April 30, 1999 (continued)
                                   (unaudited)
   Shares                                                               Value
   ------                                                            -----------

            MULTI-INDUSTRY
   427,536  Prospect Japan Fund*.................................   $ 2,607,970
    11,000  Softbank Corp........................................     1,463,658
                                                                    -----------
                                                                      4,071,628
                                                                    -----------
            PHARMACEUTICALS
    48,000  Kissei Pharmaceutical
              Co., Ltd...........................................     1,022,944
    41,000  Sankyo Co., Ltd......................................       860,032
    58,000  Santen Pharmaceutical
              Co., Ltd...........................................     1,053,927
    18,000  Yamanouchi Pharmaceutical
              Co., Ltd...........................................       569,754
       110  Yamanouchi Pharmaceutical
              Co., Ltd. (Warrants)*..............................       246,125
                                                                    -----------
                                                                      3,752,782
                                                                    -----------
            PRECISION INSTRUMENTS
     1,000  Hoya Corp............................................        52,336
                                                                    -----------
            REAL ESTATE
    21,400  Oriental Land Co., Ltd...............................     1,265,148
                                                                    -----------
            RETAIL
    13,000  Ito-Yokato Co., Ltd..................................       797,940
                                                                    -----------
            SERVICES
    15,900  Benesse Corp.........................................     1,326,110
    98,000  Daikin Industries, Ltd...............................     1,022,509
                                                                    -----------
                                                                      2,348,619
                                                                    -----------
            TOTAL JAPAN .........................................    35,269,419
                                                                    -----------
            SINGAPORE (6.2%)
            CONSUMER GOODS
   380,000  Fraser & Neave.......................................     1,680,127
                                                                    -----------
            MATERIALS
   126,800  Asia Pulp & Paper, Ltd. ADR*.........................     1,331,400
                                                                    -----------
            TOTAL SINGAPORE .....................................     3,011,527
                                                                    -----------
            SOUTH KOREA (9.1%)
            ELECTRIC COMPONENTS
    25,383  Samsung Electronics Co...............................     1,952,046
                                                                    -----------
            MATERIALS
    49,100  Pohang Iron & Steel Ltd., ADR........................     1,264,325
                                                                    -----------
            UTILITIES
    70,000  Korea Electric Power Corp. ADR*......................     1,155,000
                                                                    -----------
            TOTAL SOUTH KOREA ...................................     4,371,371
                                                                    -----------
            TOTAL COMMON STOCKS
               AND WARRANTS (identified
               cost $ 34,916,995 ) ..............................    46,001,932
                                                                    -----------
 Principal
  Amount
 ---------
            TIME DEPOSIT (5.1%)
$2,474,000  State Street Bank (Cayman)
               4.50%, 5/3/99 (identified cost
              $2,474,000)........................................     2,474,000
                                                                    -----------

TOTAL INVESTMENTS (identified cost $37,390,995)    ...  100.7%      $48,475,932
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......   (0.7)         (357,564)
                                                        -----       -----------
NET ASSETS ...........................................  100.0%      $48,118,368
                                                        =====       ===========
-----------
*   non-income producing security.

+   Rule 144A security.

(a) The aggregate cost for federal income tax purposes is $37,390,995, the aggregate gross unrealized appreciation is $12,124,757, and the aggregate gross unrealized depreciation is $1,039,820, resulting in net unrealized depreciation of $11,084,937.

                       See Notes to Financial Statements.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 1999
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified cost
         $37,390,995) (Note 1) ................................    $ 48,475,932
      Cash (including $14,184 in foreign currency) ............          14,884
      Receivables for:
         Foreign exchange contracts sold (Note 5) .............       1,306,285
         Dividends ............................................          74,992
         Capital stock sold ...................................          72,848
                                                                   ------------
      Total Assets ............................................    $ 49,944,941
                                                                   ------------
LIABILITIES:
      Payables for:
         Investments purchased ................................       1,593,830
         Capital stock redeemed ...............................         146,786
         Investment advisory fee (Note 2) .....................          24,962
         Custody fee ..........................................          16,205
         Foreign withholding taxes ............................          11,088
         Shareholder servicing/eligible institution fees
           (Note 2) ...........................................           9,601
         Administrative fee (Note 2) ..........................           5,760
         Accrued expenses and other liabilities ...............          18,341
                                                                   ------------
      Total Liabilities .......................................       1,826,573
                                                                   ------------
NET ASSETS ....................................................    $ 48,118,368
                                                                   ============
Net Assets Consist of:
      Paid-in capital .........................................    $ 71,966,878
      Distributions in excess of net investment income ........        (617,818)
      Accumulated net realized loss ...........................     (35,623,721)
      Net unrealized appreciation .............................      12,393,029
                                                                   ------------
Net Assets ....................................................    $ 48,118,368
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($48,118,368 / 1,651,105 shares) ........................          $29.14
                                                                         ======

                       See Notes to Financial Statements.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                             STATEMENT OF OPERATIONS
                                 April 30, 1999
                                   (unaudited)

INVESTMENT INCOME
      Income:
         Dividends (net of foreign withholding taxes of $29,071)   $    161,878
         Interest ...............................................        15,195
                                                                   ------------
            Total Income ........................................       177,073
                                                                   ------------
      Expenses:
         Investment advisory fee (Note 2) .......................       124,928
         Shareholder servicing/eligible institution fees (Note 2)        48,049
         Administrative fee (Note 2) ............................        28,829
         Custodian fee ..........................................        68,011
         Professional fees ......................................        19,358
         Directors' fees and expenses (Note 2) ..................         3,369
         Miscellaneous expenses .................................        13,332
                                                                   ------------
       Total Expenses ...........................................       305,876
            Fees paid indirectly (Note 3) .......................           (58)
                                                                   ------------
            Net Expenses ........................................       305,818
                                                                   ------------
      Net Investment Loss .......................................      (128,745)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3)
      Net realized gain on investments and foreign exchange
        transactions ............................................       839,045
      Net change in unrealized depreciation on investments and
        foreign exchange translations ...........................    13,946,497
                                                                   ------------
             Net Realized and Unrealized Gain ...................    14,803,542
                                                                   ------------
      Net Increase in Net Assets Resulting from Operations ......  $ 14,674,797
                                                                   ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              For the
                                                                         six months ended       For the
                                                                          April 30, 1999      year ended
                                                                            (unaudited)    October 31, 1998
                                                                          --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment loss ..........................................   $    (128,745)   $    (315,697)
         Net realized gain (loss) on investments and foreign
           exchange transactions ......................................         839,045      (20,966,434)
         Net change in unrealized depreciation on
           investments and foreign currency translations ..............      13,964,497       15,355,772
                                                                          -------------    -------------
           Net increase (decrease) in net assets resulting from
             operations ...............................................      14,674,797       (5,926,359)
                                                                          -------------    -------------
      Dividends and distributions declared (Note 1):
         From net investment income ...................................              --       (1,028,455)
         In excess of net investment income ...........................              --       (2,160,330)
         From net realized gains ......................................              --               --
         In excess of net realized gains ..............................              --               --
                                                                          -------------    -------------
           Total dividends and distributions declared .................              --       (3,188,785)
                                                                          -------------    -------------
      Capital stock transactions (Note 4):
         Net proceeds from sales of capital stock .....................      36,077,860       57,199,326
         Net asset value of capital stock issued to shareholders in
           reinvestment of distributions ..............................              --          147,105
         Net cost of capital stock redeemed ...........................     (35,264,665)    (117,907,402)
                                                                          -------------    -------------
           Net increase (decrease) in net assets resulting from capital
             stock transactions .......................................         813,195      (60,560,971)
                                                                          -------------    -------------
           Total increase (decrease) in net assets ....................      15,487,992      (69,676,115)

NET ASSETS:
      Beginning of period .............................................      32,630,376      102,306,491
                                                                          -------------    -------------
      End of period ...................................................   $  48,118,368    $  32,630,376
                                                                          =============    =============


                       See Notes to Financial Statements.

                      THE 59 WALL STREET PACIFIC BASIN FUND

                              FINANCIAL HIGHLIGHTS
 Selected per share data and ratios for a share outstanding throughout each year

                                              For the six
                                             months ended
                                                April 30,                For the years ended October 31,
                                                 1999       ------------------------------------------------------
                                             (unaudited)     1998        1997           1996     1995        1994
                                               ---------     ----        ----           ----     ----        ----
Net asset value, beginning of period..........   $20.31     $24.52      $30.19        $29.88     $39.85     $39.87

Income from investment operations:
  Net investment income (loss)................    (0.91)(1)  (0.20)       0.00(1),(2)  0.051       0.11       0.14
  Net realized and unrealized gain (loss).....     9.74      (2.39)      (4.69)         1.62      (4.50)      1.26

Less dividends and distributions (Note 1):
  From net investment income..................       --      (0.52)      (0.00)(2)     (0.86)     (0.00)(2)  (0.14)
  In excess of net investment income..........       --      (1.10)      (0.25)        (0.50)        --         --
  From net realized gains.....................       --         --       (0.28)           --      (5.58)     (1.28)
  In excess of net realized gains.............       --         --       (0.45)           --         --         --
                                                 ------     ------      ------        ------     ------     ------
Net asset value, end of period................   $29.14     $20.31      $24.52        $30.19     $29.88     $39.85
                                                 ======     ======      ======        ======     ======     ======
Total return..................................    43.48%    (10.78)%    (16.03)%        5.65%    (10.62)%     3.48%

Ratios/Supplemental Data:
  Net assets, end of period (000's omitted)...  $48,118    $32,630    $102,306      $150,685   $114,932    $120,469
  Expenses as a percentage of average
    net assets:
    Expenses paid by Fund.....................     1.59%(3)   1.44%       1.19%         1.13%      1.24%      1.29%
    Expenses paid by commissions(4)...........       --         --        0.01%         0.01%      0.05%       n/a
    Expense offset arrangement................       -- (5)   0.18%       0.06%         0.16%      0.14%       n/a
                                                 ------     ------      ------        ------     ------     ------
        Total expenses........................     1.59%(3)   1.62%       1.26%         1.30%      1.43%      1.29%
  Ratio of net investment income (loss) to
    average net assets........................    (0.67)%(3) (0.73)%      0.00%         0.16%      0.53%      0.39%
  Portfolio turnover rate.....................       50%        91%         63%           58%        82%        86%

----------------
1  Calculated using average shares outstanding for the year.

2  Less than $0.01 per share.

3  Annualized.

4 A portion of the Fund's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Fund to pay other unaffiliated service providers on behalf of the Fund for services provided for which the Fund would otherwise be obligated to pay.

5  Less than 0.01%.

                       See Notes to Financial Statements.

                     THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street European Equity Fund and The 59 Wall Street Pacific Basin Equity Fund
(individually the "Fund" or collectively the "Funds") are separate non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-ended management investment company organized under the laws of the State of Maryland on July 19, 1990. The Funds commenced operations on November 1, 1990.

      Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions;
      (4) for purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors.

            B. Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, each Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions. The Funds do not isolate that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of such investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

      received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts.  The Funds may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Funds have no specific limitation on the percentage of assets which may be committed to these types of contracts. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Funds are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ form generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amounts of net investment income and net realized gain reported on these financial statements may differ from that reported on each Fund's tax return due to certain book-to-tax differences such as losses deferred due to "wash sale" transactions, utilization of capital loss carryforwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year-end. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. Permanent differences are reclassified on the statement of assets and liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

             F. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Investment Advisory Agreement. The Corporation has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.65% of each Fund's average daily net assets. For the six months ended April 30, 1999, the European Equity Fund and the Pacific Basin Fund incurred $505,077 and $124,928, respectively, for advisory services.

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which the Administrator receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.15% of each Fund's average daily net assets. The Administrator has a sub administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 1999, the European Equity Fund and the Pacific Basin Equity Fund incurred $116,556 and $28,829, respectively, for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from each Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% if each Fund's average daily net assets. For the six months ended April 30, 1999, the European Equity Fund and the Pacific Basin Equity Fund incurred $194,260 and $48,049, respectively, for such services.

      Board of Directors' Fee. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from each Fund. For the six months ended April 30, 1999, the European Equity Fund and the Pacific Basin Equity Fund incurred $4,277 and $3,369, respectively, for these fees.

      3. Investment Transactions. For the six months ended April 30, 1999, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were as follows:

                                                 European         Pacific Basin
                                                Equity Fund        Equity Fund
                                                -----------        ----------
        Purchases..........................     $37,500,884         $19,505,822
        Sales..............................     $64,509,151         $20,499,648

      There were no purchases or sales of U.S. government obligations during the year. Custody fees for the Pacific Basin Equity Fund was further reduced by $58 as a result of an expense offset arrangement with the Fund's custodian.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as shares of each of the Funds. Transactions in shares of capital stock were as follows:

                                                        European Equity Fund         Pacific Basin Equity Fund
                                                      -------------------------     --------------------------
                                                     For the six   For the year     For the six    For the year
                                                    months ended   ended October   months ended    ended October
                                                   April 30, 1999     31, 1998    April 30, 1999     31, 1998
                                                   --------------  -------------  --------------   -------------
Capital stock sold.............................      1,352,764      3,734,540       1,549,539       2,679,150
Capital stock issued in connection with
   reinvestment of dividends and
   distributions...............................        391,411         55,002               --          7,079
Capital stock repurchased......................     (1,912,625)    (3,861,404)      (1,505,317)    (5,251,617)
                                                    ----------     ----------       ----------     ----------
Net increase (decrease)........................       (168,450)       (71,862)          44,222     (2,565,388)
                                                    ==========     ==========       ==========     ==========

       5. Financial Instruments with Off-Balance Sheet Risk. At April 30, 1999, the Pacific Basin Equity Fund had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes

                    THE 59 WALL STREET EUROPEAN EQUITY FUND
                  THE 59 WALL STREET PACIFIC BASIN EQUITY FUND

                    NOTES TO FINANCIAL STATEMENTS (continued)
                                   (unaudited)

in the foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Funds bear risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

      Forward foreign currency exchange contracts open at April 30, 1999:

                            Contracts       In Exchange   Deliver    Unrealized
                           to deliver          For          Date    Appreciation
                            --------        ----------     ------   ------------
Pacific Basin Equity
  Fund:
                       JPY 3,600,000,000   $31,645,017    06/17/99   $1,306,285
                                                                     ----------

      6. Federal Income Tax Status. At October 31, 1998, the Pacific Basin Equity Fund, for federal income taxes purposes, had a capital loss carryforward of $39,545,853 which may be applied against any net taxable realized gain of each succeeding year until the earlier of it utilization or expiration on October 31, 2005.